UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2010

Item 1. Schedule of Investments.

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - As of January 31, 2010
(Unaudited)

Number		Value
of Shares
	Common Stocks – 97.1%
	Consumer Discretionary – 7.7%
5,270	Comcast Corp.	$83,424
3,520	Family Dollar Stores, Inc.	108,698
4,040	Foot Locker, Inc.	45,612
1,890	Lowe's Cos., Inc.	40,918
1,160	Vail Resorts, Inc.*	39,092
		317,744
	Consumer Staples – 9.7%
1,350	Casey's General Stores, Inc.	41,418
1,730	JM Smucker Co.	103,921
3,070	Sysco Corp.	85,929
2,290	Walgreen Co.	82,554
1,550	Wal-Mart Stores, Inc.	82,817
		396,639
	Energy – 15.3%
820	Apache Corp.	80,992
1,500	Cabot Oil & Gas Corp.	57,405
1,400	Chevron Corp.	100,968
3,700	CNX Gas Corp.*	99,271
5,760	Denbury Resources, Inc.*	78,048
1,720	Petrohawk Energy Corp.*	38,408
1,450	Pioneer Natural Resources Co.	63,771
2,070	Spectra Energy Corp.	43,987
3,610	Valero Energy Corp.	66,496
		629,346
	Financials – 26.4%
2,120	AmeriCredit Corp.*	44,456
1,250	Berkshire Hathaway, Inc.*	95,538
5,400	Fifth Third Bancorp	67,176
6,340	Hudson City Bancorp, Inc.	84,132
7,380	Investors Bancorp, Inc.*	87,305
3,120	Jefferies Group, Inc.	79,685
3,770	JPMorgan Chase & Co.	146,804
4,480	Leucadia National Corp.*	100,038
2,980	Plum Creek Timber Co., Inc. - REIT	107,787
13,620	Regions Financial Corp.	86,487
900	SL Green Realty Corp. - REIT	40,941

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - As of January 31, 2010
(Unaudited)

Number
of Shares		Value
	Financials (continued)
3,980	SLM Corp.*	$41,909
3,290	TFS Financial Corp.	42,309
190	White Mountains Insurance Group Ltd.	60,889
		1,085,456
	Health Care – 9.2%
1,080	Analogic Corp.	43,200
1,320	Johnson & Johnson	82,975
1,900	Medtronic, Inc.	81,491
2,220	Merck & Co., Inc.	84,760
2,550	UnitedHealth Group, Inc.	84,150
		376,576
	Industrials – 8.9%
1,110	Caterpillar, Inc.	57,986
2,390	GATX Corp.	62,666
1,480	Northrop Grumman Corp.	83,768
4,950	Trinity Industries, Inc.	77,418
1,210	United Technologies Corp.	81,651
		363,489
	Information Technology – 10.6%
10,600	ADC Telecommunications, Inc.*	56,286
2,980	Avnet, Inc.*	78,791
2,720	FLIR Systems, Inc.*	80,458
1,660	Hewlett-Packard Co.	78,136
2,810	Microsoft Corp.	79,186
3,390	Western Union Co.	62,851
		435,708
	Materials – 4.3%
1,430	Allegheny Technologies, Inc.	58,415
600	Potash Corp. of Saskatchewan, Inc. - ADR	59,610
1,440	Schnitzer Steel Industries, Inc.	58,320
		176,345
	Telecommunication Services – 2.0%
2,380	CenturyTel, Inc.	80,944

	Utilities – 3.0%
2,160	El Paso Electric Co.*	41,580
1,780	Exelon Corp.	81,204
		122,784
	Total Common Stocks	3,985,031
	(Cost $4,025,162)

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - As of January 31, 2010
(Unaudited)

Number		Value
of Shares
	Short-Term Investments – 7.3%
$298,021	Fidelity Institutional Money Market Fund, 0.24% †	$298,021

	Total Short-Term Investments	298,021
	(Cost $298,021)

	Total Investments – 104.4%	4,283,052
	(Cost $4,323,183)
	Liabilities less Other Assets	(178,943)
	Total Net Assets – 100%	$4,104,109

* Non-Income Producing
REIT – Real Estate Investment Trust
ADR – American Depository Receipt

† The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
January 31, 2010

Note 1 – Organization:
Advisory Research All Cap Value Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on November 16, 2009.

Note 2 –Accounting Policies:
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Note 3 – Federal Income Tax Information:
At January 31, 2010, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$ 4,323,186

Unrealized appreciation	115,725
Unrealized depreciation	(155,859)

Net unrealized depreciation on investments	$ (40,134)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure:
In September 2006, FASB issued Fair Value Measurements and Disclosures effective for financial statements issued for interim and annual periods beginning after November 15, 2007.  Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of January 31, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2 (Other Significant Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks^	$ 3,985,031	$ -	$ -	$ 3,985,031
Short-Term Investments	298,021	-	-	298,021
Total Investments, at Value	$4,283,052	$ -	$ -	$4,283,052

^All common stocks held in the Fund are level 1 securities.  For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Note 5 – Derivatives and Hedging Disclosure:
In March 2008, FASB issued Derivatives and Hedging effective for financial statements issued for interim and annual periods ending after November 15, 2008. Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund did not hold any securities requiring disclosure.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Advisory Research All Cap Value Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	3/24/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	3/24/10

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	3/24/10

* Print the name and title of each signing officer under his or her signature.